Income Taxes (Components of Income Before Income Taxes and Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income before income taxes:
Domestic	¥ 85,858	¥ 96,497	¥ 62,214
Foreign	51,991	49,086	59,648
Income before income taxes	137,849	145,583	121,862
Current income taxes:
Domestic	19,720	36,363	29,924
Foreign	17,111	12,824	16,380
Total current income taxes	36,831	49,187	46,304
Deferred income taxes:
Domestic	(7,887)	(23,256)	(42,237)
Foreign	(502)	5,461	(7,508)
Total deferred income taxes	(8,389)	(17,795)	(49,745)
Total income taxes	¥ 28,442	¥ 31,392	¥ (3,441)